CREDIT SUISSE FIRST BOSTON MORTGAGE SECURITIES CORP. ABS-15G

Exhibit 99.6

Client Name:
Client Project Name:	CSMC 2021-NQM2
Start - End Dates:	2/16/2016 - 2/5/2021
Deal Loan Count:	379

Waived Conditions Summary

Review Scope	Category	Code	Description	Count
Credit	Terms/Guidelines	CRDTER3122	Loan documents do not meet guideline requirements	1
Credit	Terms/Guidelines	CRDTER3124	Loan documents do not meet guideline requirements	1
Credit	Credit/Mtg History	CRDCRMH120	Collections, charge offs, liens, etc. exceed guidelines	1
Credit	Credit/Mtg History	CRDCRMH149	Missing support docs for VOM/VOR (e.g. cancelled checks)	3
Credit	LTV/CLTV	CRDLTV107	LTV Exception 5% or Less	1
Credit	LTV/CLTV	CRDLTV3024	LTV Exceeds Guideline Requirement by less than 5%	1
Credit	LTV/CLTV	CRDLTV3026	LTV Exceeds Guideline Requirement by at least 5%, but less than 10%	1
Credit	LTV/CLTV	CRDLTV3028	LTV Exceeds Guideline Requirement by 10% or more	1
Credit	Application	CRDAPP130	Application is incomplete	1
Compliance	TILA/RESPA Integrated Disclosure	CMPTRID3620	TRID - Costs at Closing and or Calculating Cash to Close tables are inconsistent across disclosures	1
Compliance	TILA/RESPA Integrated Disclosure	CMPTRID4352	TRID - CD: At least one section contains formatting that does not comply with the Regulation	1
Compliance	Federal Consumer Protection	CMPFDCP849	TILA - Required ARM Loan Program Disclosure missing	2
Compliance	RESPA	CMPRESPA3470	RESPAYour Home Loan Toolkit not timely	1
Total				16

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